CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A common shares [Member]	Class B common shares [Member]	Redeemable Convertible Series A Preferred Stock [Member] CNY	Redeemable Convertible Series A Preferred Stock [Member] CNY	Redeemable Convertible Series B Preferred Stock [Member] CNY	Redeemable Convertible Series B Preferred Stock [Member] CNY	Redeemable Convertible Series C Preferred Stock [Member] CNY	Redeemable Convertible Series C Preferred Stock [Member] CNY	CEO and Chairman [Member] CNY	Founder of a Subsidiary of a VIE [Member] CNY	Common Stock [Member]	Common Stock [Member] Class A common shares [Member] CNY	Common Stock [Member] Class A common shares [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Common Stock [Member] Class A common shares [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Common Stock [Member] Class A common shares [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Common Stock [Member] Class B common shares [Member] CNY	Common Stock [Member] Class B common shares [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Common Stock [Member] Class B common shares [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Common Stock [Member] Class B common shares [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Common Stock [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Common Stock [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Common Stock [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Common Stock [Member] CEO and Chairman [Member] Class A common shares [Member] CNY	Common Stock [Member] CEO and Chairman [Member] Class B common shares [Member] CNY	Common Stock [Member] Founder of a Subsidiary of a VIE [Member] Class A common shares [Member] CNY	Common Stock [Member] Founder of a Subsidiary of a VIE [Member] Class B common shares [Member] CNY	Additional paid-in capital [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Additional paid-in capital [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Additional paid-in capital [Member] CEO and Chairman [Member] CNY	Additional paid-in capital [Member] Founder of a Subsidiary of a VIE [Member] CNY	Statutory reserves [Member] CNY	Statutory reserves [Member] Founder of a Subsidiary of a VIE [Member] CNY	(Accumulated deficits) Retained earnings [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	(Accumulated deficits) Retained earnings [Member] CEO and Chairman [Member] CNY	(Accumulated deficits) Retained earnings [Member] Founder of a Subsidiary of a VIE [Member] CNY	Accumulated other comprehensive loss [Member] CNY	Accumulated other comprehensive loss [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Accumulated other comprehensive loss [Member] Redeemable Convertible Series A Preferred Stock [Member] CNY	Accumulated other comprehensive loss [Member] Redeemable Convertible Series B Preferred Stock [Member] CNY	Accumulated other comprehensive loss [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Accumulated other comprehensive loss [Member] Redeemable Convertible Series C Preferred Stock [Member] CNY	Accumulated other comprehensive loss [Member] CEO and Chairman [Member] CNY	Accumulated other comprehensive loss [Member] Founder of a Subsidiary of a VIE [Member] CNY
Balance at Dec. 31, 2011		(1,861,693)																37											584,093											(2,433,604)									(12,219)
Balance (in shares) at Dec. 31, 2011																		543,340,914
Issuance of common shares		515,720												11															515,709
Issuance of common shares (in shares)														179,400,000
Issuance of common shares for vested restricted shares and restricted share units
Issuance of common shares for vested restricted shares and restricted share units (in shares)																		5,068,000
Share-based compensation-share options		(89)																											(89)
Share-based compensation - restricted shares		36,371									9,624																		36,371							9,624
Share based compensation-restricted share units		54,445																											54,445
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering						449,496		337,116		400,447									9	6	8										449,487		337,110		400,439
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering (in shares)																			136,100,930	102,073,860	121,249,520
Decretion to convertible redeemable preferred shares redemption value		1,293,875			485,517		366,785		441,573																					125,813		64,102		71,300							359,704		302,683		370,273
Components of comprehensive income
Net income		89,177																																						89,177
Foreign currency translation adjustment, net of nil tax		(1,204)																																															(1,204)
Balance at Dec. 31, 2012		1,323,285												11				60											2,648,404											(1,311,767)									(13,423)
Balance (in shares) at Dec. 31, 2012			179,400,000	907,833,224										179,400,000				907,833,224
Issuance of common shares (in shares)			21,256,900
Issuance of common shares for exercised share options		115																											115
Issuance of common shares for exercised share options (in shares)														4,648,420
Issuance of common shares for vested restricted shares and restricted share units														1															(1)
Issuance of common shares for vested restricted shares and restricted share units (in shares)														16,608,480
Class B common shares converted to Class A common shares (issued)														26
Class B common shares converted to Class A common shares (issued) (in shares)														422,001,838
Class B common shares converted to Class A common shares (converted)																		(26)
Class B common shares converted to Class A common shares (converted) (in shares)																		(422,001,838)
Share-based compensation-share options		14,004																											14,004
Share-based compensation - restricted shares		7,300																											7,300
Share based compensation-restricted share units		95,792																											95,792
Decretion to convertible redeemable preferred shares redemption value
Appropriation to statutory reserves																																						40,657		(40,657)
Components of comprehensive income
Net income		477,727																																						477,727
Foreign currency translation adjustment, net of nil tax		(31,014)																																															(31,014)
Balance at Dec. 31, 2013		1,887,209												38				34											2,765,614									40,657		(874,697)									(44,437)
Balance (in shares) at Dec. 31, 2013			622,658,738	485,831,386										622,658,738				485,831,386
Issuance of common shares (in shares)			25,036,140
Issuance of common shares for exercised share options		213																											213
Issuance of common shares for exercised share options (in shares)														5,841,660
Issuance of common shares for vested restricted shares and restricted share units														1															(1)
Issuance of common shares for vested restricted shares and restricted share units (in shares)														19,194,480
Class B common shares converted to Class A common shares (issued)														4
Class B common shares converted to Class A common shares (issued) (in shares)														58,478,690
Class B common shares converted to Class A common shares (converted)																		(4)
Class B common shares converted to Class A common shares (converted) (in shares)																		(58,478,690)
Share-based compensation - restricted shares		3,771										143																	3,771								143
Share based compensation-restricted share units		130,718																											130,718
Decretion to convertible redeemable preferred shares redemption value
Appropriation to statutory reserves																																						15,812		(15,812)
Components of comprehensive income
Net income	171,561	1,064,472																																						1,064,472
Foreign currency translation adjustment, net of nil tax		3,638																																															3,638
Balance at Dec. 31, 2014	$ 498,043	3,090,164												43				30											2,900,458									56,469		173,963									(40,799)
Balance (in shares) at Dec. 31, 2014			706,173,568	427,352,696										706,173,568				427,352,696